Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Grindrod Shipping Holdings Ltd.
Entity Central Index Key	0001725293
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	GRIN
Entity Common Stock, Shares Outstanding	18,484,861
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Auditor Name	Deloitte & Touche LLP
Auditor Firm ID	1046
Auditor Location	Singapore
Document Registration Statement	false
Entity Incorporation, State or Country Code	U0
Entity File Number	001-38440
Entity Address, Address Line One	#03-01 Southpoint
Entity Address, Address Line Two	200 Cantonment Road
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	089763
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	#03-01 Southpoint
Entity Address, Address Line Two	200 Cantonment Road
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	089763
Contact Personnel Name	Martyn Wade
City Area Code	65
Local Phone Number	6632 1315
Contact Personnel Fax Number	65 6323 0046